Segmented information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmented information

15.	Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and Chief Strategy Officer. The Company’s chief operating decision makers reviews financial information on a consolidated basis, principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2025, 2024 and 2023

15.	Segmented information: (Continued)

Reconciliation to net income:

Years ended December 31,	2025	2024	2023
Revenue	$18,433,172	$14,004,527	$13,326,824

Cost of revenue	9,514,686	6,426,973	8,392,767

Gross profit	8,918,486	7,577,554	4,934,057

Segment operating expenses	6,666,810	5,025,331	4,352,249
Total operating income	2,251,676	2,552,223	581,808

Unallocated expenses	1,389,339	1,320,311	1,372,126
Amortization and expiration of operating lease right-of-use assets	-	6,781	29,748
Depreciation	182,948	244,179	558,740
Foreign exchange loss (gain)	36,888	88,701	(1,139)
Interest income	(42,223)	(643)	(1,049)
Loss on disposal of equipment	-	1,927	-
Stock awareness program	-	-	146,300
Stock-based compensation	253,775	379,247	515,116

Net income (loss) before income taxes	$430,949	$511,720	$(2,038,034)

The Company had the following revenue by geographical region based on impression served.

	2025	2024	2023
Total revenue
Western Europe	$6,963,573	$7,642,659	$5,857,613
Central, Eastern and Southern Europe	1,660,157	963,257	622,106
North America	9,041,962	4,910,879	5,867,849
Other	767,480	487,732	979,256
Total revenue	$18,433,172	$14,004,527	$13,326,824

Equipment

The Company’s equipment is located as follows:

Net Book Value	2025	2024

Canada	$25,167	$17,213
Israel	8,371	5,707
United Kingdom	4,514	2,883
Total equipment	$38,052	$25,803

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2025, 2024 and 2023